UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	September 30, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Evertrust Asset Management
Address: 	A Wholly Owned Subsidiary of KeyBank National Association
            	505 Fifth Avenue South, Suite 170
                Seattle, WA 98104

13F File Number:  28-10812

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Linda Kucinski
Title:  Senior Vice President
Phone:  216-813-6869
Signature, Place, and Date of Signing:

/s/	Linda Kucinski		Brooklyn, Ohio	  	November 14, 2005

Report Type (Check only one.):

[    ]	 	13F HOLDINGS REPORT.

[ X  ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

28-06343 KeyBank National Association

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

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